Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	89 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000206473 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.42%	25.35%	9.01%	8.15%
C000186831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	8.50%	25.34%	9.05%	8.21%
C000206474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.94%	30.21%	11.47%	9.87%
C000186832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	8.94%	30.21%	11.54%	9.92%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	11.13%	33.68%	12.03%	10.83%
MSCI ACWI Minimum Volatility USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Minimum Volatility (USD) Index
Average Annual Return, Percent	10.33%	21.88%	5.32%	6.67%